Other Income - Summary Of Tabular Disclosure Of Other Income Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Operating Income [Line Items]
Income for parking	[1]	S/ 5,087	S/ 3,807	S/ 3,227
Indemnification for claims		1,480	800	1,551
Investment property rentals		16,406	15,759	4,374
Increase in fair value of investment property		161	116	173
Receivable recoveries	[2]	7,043	8,893	10,743
Tax recoveries				20
Other income for derecognition of other accounts payables to former shareholders	[3]	46,613
Other income for reversal of contingent consideration			4,095
Gain on sale of property, furniture and equipment		118	4,307	111
Debt forgiveness and donations received			12
Others	[4]	10,678	12,324	1,459
Other income		S/ 87,586	S/ 50,113	S/ 21,658

[1]	Corresponds to the administration, parking and valet parking services provided by the clinics. Income for parking is recognized once the service has been rendered.
[2]	Mainly corresponds to recoveries of receivables that were expected as uncollectable at the acquisition date of Oncomedica S.A.
[3]	This caption includes S/ 46,613 thousand for the derecognition of a portion of other account payables to former shareholders of Hospital y Clínica OCA, S.A. de C.V. (OCA). These other account payable corresponds to the Holdback at the acquisition of OCA to compensate to Group for any subsequent indemnification (note 17).
[4]	Mainly corresponds to income from food services (cafeteria), income from teaching services and other miscellaneous income of the Mexican Component.